Events After the Reporting Period	12 Months Ended
Jun. 30, 2025
Events After the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
32.	EVENTS AFTER THE REPORTING PERIOD

On 1 July 2025, the Company issued 2,110,000 fully paid ordinary shares upon the vesting of RSU’s (refer note 25).

Since 1 July 2025 to the date of authorising these accounts, European Lithium Ltd was reimbursed amounts of $147,166 (A$317,303) with the current balance of the amount due being $5,707,686 (A$8,618,606).

On 15 July 2025, the Company announced the commencement of the 2000m resource diamond drilling program at the Tanbreez Project.

On 31 July 2025, the Company announced the formation of an Advisory Board which will advise CRML’s Board of Directors and executive management team as the Company develops its portfolio of critical minerals projects. The Advisory Board includes Christian Aramayo, Mathew August and General Timothy Ray.

On 7 August 2025, the Company announced the appointment of NIRAS A/S (NIRAS), a globally leading multidisciplinary engineering and environmental consultancy based in Denmark, to complete the Definitive Feasibility Study (DFS) for a 500,000 metric tons per annum (Mtpa) mining and processing operation at the Tanbreez Project.

On 12 August 2025, the Company announced the appointment of Mathias Barfod as the Company’s President of Greenland Operations.

On 26 August 2025, the Company entered into a non-binding letter of intent with Ucore Rare Metals Inc. for a potential offtake agreement for up to 10,000 metric tons of rare earth concentrate from our Tanbreez Project, which represents approximately 10% of the Tanbreez Project’s initial projected production.

On 29 September 2025, the Company entered into Amendment No. 1 to the Amended and Restated Heads of Agreement (the HoA Amendment) with Rimbal Pty. Ltd. (Rimbal). The HoA Amendment amends the Amended and Restated Heads of Agreement, dated as of 19 July 2024 between the Company and Rimbal, which is the agreement that sets forth the terms by which the Company can acquire an up to 92.5% ownership interest in the Tanbreez Green Rare Earth Mine (Tanbreez). The HoA Amendment, among other things, (i) removes the Company’s obligation to invest $10 million in Tanbreez to increase its ownership stake in Tanbreez to 92.5% and (ii) upon approval from the Greenlandic Mineral Resources Authority of Rimbal’s transfer of Tanbreez to the Company, obligates the Company to increase its ownership in Tanbreez from 42% to 92.5% in exchange for the issuance of 14,500,000 ordinary shares, par value $0.001 per share, of the Company (Ordinary Shares) to Rimbal. The remaining 7.5% ownership interest in Tanbreez is currently held by the Company’s largest shareholder, European Lithium Limited. The transaction remains subject to Greenland governmental approval.

No other matters or circumstances have arisen since the end of the financial year which significantly altered or may significantly alter the operations of the Company, the results of those operations or the state of affairs of the Company in financial years subsequent to 30 June 2025.